Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 12,373	$ 10,408
Accumulated depreciation and amortization	(10,327)	(6,551)
Internal use software in process	282	487
Fixed assets, net	2,328	4,344
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer hardware and software	11,864	9,899
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	188	188
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	139	139
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	109	109
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 73	$ 73